Balance Sheets (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Investment in real estate assets:
Real estate under to land contracts, less accumulated depreciation of $1,900 and $8,587, respectively	$ 82,348	$ 516,268	$ 0
Inventory of real estate	277,314	28,469	0
Total investment in real estate assets, net	359,662	544,737	0
Cash and equivalents	274,484	6,986	5,000
Prepaid and other current assets	442,259	23,444	2,700
Property and equipment, less accumulated depreciation of $4,428, $4,115, and $0, respectively		313	0
Total assets	1,076,405	575,480	7,700
Liabilities and Shareholders Equity (Deficit)
Due to shareholders	13,755	25,285	22,700
Note payable	550,000		10,000
Accrued liabilities	10,464	6,321
Deposit liabilities	82,745	150,900
Total liabilities	656,964	182,506	32,700
Commitments and contingencies	0	0	0
Series A preferred stock, $10 par value, 10,000,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Series A preferred stock, no par value, 90,000,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 10,098,713 shares issued and outstanding at September 30 and June 30, 2011, and 8,600,000 shares issued and outstanding at June 30, 2010	10,099	10,099	8,600
Paid-in capital	1,129,015	1,129,015	531,520
Accumulated deficit	(719,673)	(746,140)	(565,120)
Total shareholders equity	419,441	392,974	(25,000)
Total liabilities and stockholders equity	$ 1,076,405	$ 575,480	$ 7,700